Financial Liabilities - Summary of Assumptions and Results of the Warrants Valuation (Detail) $ in Thousands			5 Months Ended	6 Months Ended	8 Months Ended	14 Months Ended
	Jan. 25, 2024 USD ($) Warrants € / shares	Apr. 17, 2023 USD ($) Warrants € / shares	Jun. 30, 2024 USD ($) Warrants € / shares	Jun. 30, 2024 USD ($) Options € / shares shares	Dec. 31, 2023 USD ($) Warrants € / shares	Jun. 30, 2024 USD ($) Warrants € / shares
Tranche A Warrants [Member]
Assumptions and results of the warrants valuation
Grant date				4/17/2023
Expiration date				Apr. 17, 2043
Number of options granted		2,779,188		2,779,188	2,779,188	2,779,188
Share entitlement per option | shares				1
Exercise price				€ 1.92
Valuation method				Longstaff Schwartz
Share price		€ 1.87			€ 2.76	€ 1.65
Average life of options		20 years			19 years 6 months 18 days	18 years 9 months 18 days
Expected volatility		81.30%			67.60%	56.40%
Discount rate		2.90%			2.50%	2.80%
Expected dividends		0.00%			0.00%	0.00%
Fair value per options		€ 1.73			€ 2.54	€ 1.42
Fair value | $		€ 5,280	$ 4,218	€ 4,218	€ 7,797	€ 4,218
Tranche B Warrants [Member]
Assumptions and results of the warrants valuation
Grant date				1/25/2024
Expiration date				Jan. 25, 2044
Number of options granted	1,460,053		1,460,053	1,460,053
Share entitlement per option | shares				1
Exercise price				€ 2.53
Valuation method				Longstaff Schwartz
Share price	€ 2.22		$ 1.39
Average life of options	20 years		19 years 7 months 6 days
Expected volatility	60.40%		56.40%
Discount rate	2.70%		2.80%
Expected dividends	0.00%		0.00%
Fair value per options	€ 2.22		$ 1.39
Fair value | $	€ 3,534		$ 2,167	€ 2,167		€ 2,167